Segmented Information - Reconciliation of Segment Mine Operating Earnings to Company's Earnings Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
General and administrative	$ (36,375)	$ (31,752)
Exploration and project development	(7,096)	(11,684)
Mine care and maintenance (Note 23)	(102,105)	(23,662)
Foreign exchange losses	(5,474)	(5,003)
Impairments (Note 13)	0	(40,050)
Gains on commodity and foreign currency contracts (Note 9d)	3,543	3,315
Gains on sale of mineral properties, plant and equipment	7,922	3,858
Share of income from associate and dilution gain (Note 14)	10,529	15,245
Transaction and integration costs (Note 8)	0	(7,515)
Other expense (Note 28)	(22,067)	(4,936)
Earnings from operations	209,054	127,104
Gain (loss) on derivatives (Note 9d)	38	(14)
Investment income (Note 9b)	63,024	84,704
Interest and finance expense (Note 24)	(20,104)	(29,282)
Earnings before income taxes	252,012	182,512
Mine operating segments [member]
Disclosure of operating segments [line items]
Earnings from operations	$ 360,177	$ 229,288